Audited Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TOTAL REVENUE		$ 53,151,084	$ 87,166,469	$ 140,020,469
TOTAL COST OF REVENUE		52,117,746	83,634,537	127,267,588
GROSS PROFIT		1,033,338	3,531,932	12,752,881
(Provision for) Reversal of compensation and penalty		1,458,856		(1,245,625)
General and administrative expenses		(4,021,539)	(8,804,171)	(5,526,360)
Total operating expenses		(2,562,683)	(8,804,171)	(6,771,985)
INCOME (LOSS) FROM OPERATIONS		(1,529,345)	(5,272,239)	5,980,896
OTHER INCOME (EXPENSE)
Interest income		50,582	66,101	79,207
Interest expense		(35,052)		(1,291)
Other income		38,741	37,426	143,340
Loss on Private Placement		(6,060,367)
Issuance costs related to Private Placement		(1,023,625)
Change in fair value of warrant liabilities		(6,729,709)
Unrealized gains on marketable equity securities		2,300
Other (loss) gain		75,023	(9,104)	(208,232)
Total other income (expense), net		(13,682,107)	94,423	13,024
INCOME (LOSS) BEFORE INCOME TAX		(15,211,452)	(5,177,816)	5,993,920
INCOME TAX (EXPENSE) BENEFIT		(1,728)	358,684	(1,381,729)
NET INCOME (LOSS)		(15,213,180)	(4,819,132)	4,612,191
LESS: NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST		1,634	7,707	34,785
NET INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY		(15,214,814)	(4,826,839)	4,577,406
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY		$ (15,214,814)	$ (4,826,839)	$ 4,577,406
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING*:
Basic (in Shares)	[1]	3,995,301	2,797,435	2,500,000
Diluted (in Shares)	[1]	3,995,301	2,797,435	2,500,000
NET INCOME (LOSS) PER ORDINARY SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLERS OF THE COMPANY:
Basic (in Dollars per share)		$ (3.81)	$ (1.73)	$ 1.83
Diluted (in Dollars per share)		$ (3.81)	$ (1.73)	$ 1.83
Revenues
TOTAL REVENUE		$ 52,187,740	$ 86,906,423	$ 139,673,764
Related Parties
TOTAL REVENUE		963,344	260,046	346,705
TOTAL COST OF REVENUE		694,798	2,191,830	5,022,497
Cost of Revenue
TOTAL COST OF REVENUE		$ 51,422,948	$ 81,442,707	$ 122,245,091

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company (See Note 1).